Annual Operating Expenses {- Fidelity Latin America Fund} - 10.31 Targeted International Funds Retail Combo PRO-21 - Fidelity Latin America Fund - Fidelity Latin America Fund	Dec. 30, 2021
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.36%
Total annual operating expenses	1.04%